The Company and Summary of Significant Accounting Policies - Contract assets and liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
The Company and Summary of Significant Accounting Policies
Contract assets	$ 4,313,000	$ 3,439,000	$ 3,439,000	$ 886,000	$ 661,000
Assets recognized for costs incurred to fulfill a contract (*)	13,000	12,000	12,000	39,000
Contract liabilities	35,000	48,000	48,000	651,000
Contract asset recognized			2,560,000	879,000
Revenues recognized that were included in the contract liabilities	$ 12,000	$ 650,000	651,000	766,000
Development services
The Company and Summary of Significant Accounting Policies
Contract asset recognized			0	650,000
Technical advice and maintenance services
The Company and Summary of Significant Accounting Policies
Contract asset recognized			$ 48,000	$ 0